Note 6 - Intangible Assets and Goodwill - Amortization Expense (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
2023	$ 44,061
2024	146,307
2025	136,248
2026	136,248
2027	136,248
Thereafter	170,488
Total	$ 769,600	$ 901,783	$ 945,844	$ 1,078,027